14. EMPLOYEE STOCK PLANS	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE STOCK PLANS

14. EMPLOYEE STOCK PLANS

The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of Teche Federal Bank’s employees who meet certain eligibility requirements. During the fiscal year ended September 30, 2009 the ESOP Trust purchased an additional 20,408 shares of common stock in the Company with a loan from the Company. Teche Federal Bank periodically made cash contributions to the ESOP on a basis sufficient to enable the ESOP to make the required loan payments to the Company.

The note payable referred to above bore interest at the prime rate adjusted quarterly with principal and interest payable quarterly for nine consecutive quarters with the final payment made in December 2011. The loan was collateralized by the unreleased shares of the stock purchased.

As the debt was repaid, shares were released from collateral and allocated to qualified employees based on the proportion of principal paid in the year. The shares pledged as collateral are reported as a reduction of stockholders’ equity in the consolidated balance sheets. As shares are committed to be released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for income per share computations. Dividends on allocated ESOP shares are recorded as a reduction of retained earnings and dividends on unallocated ESOP shares are recorded as a reduction of debt or as compensation expense if not used for debt service.

Compensation expense related to the ESOP was $524, $435 and $522 for the years ended September 30, 2012, 2011 and 2010, respectively. The ESOP had no unreleased shares at September 30, 2012.

The Company has 5 share-based compensation plans in effect at September 30, 2012. The compensation cost that has been charged against income for those plans was approximately $503, $531 and $404 for the years ended September 30, 2012, 2011 and 2010, respectively. The plans allow for the granting of both qualified and non-qualified stock options.

In 1998, the Company implemented the 1998 Stock Option Plan, which authorized the Board of Directors to grant up to 68,000 of stock options to employees, officers and directors of the Company. Options granted under the 1998 Stock Option Plan have a term of up to ten years from the date of grant. Vesting of options is determined at the time of grant and ranges from immediate to five years. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 1999, the Company implemented the 1999 Stock Option and Restricted Stock Plan, which authorized the Board of Directors to grant 30,682 non-qualified stock options and 6,000 shares of restricted stock to a new senior officer in accordance with the terms of his employment. The options and restricted stock were granted at the fair market value of the stock at the date of grant and vested over a four-year period. A similar plan was implemented in 2002 authorizing the Board of Directors to grant 12,696 stock options to a new director. These options have a five-year vesting period.

In 2001, the Company implemented the 2001 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 250,000 stock options or restricted stock (limited to 37,500 shares) to officers and employees of the Company. Options granted under the 2001 Stock Option Plan have a term of up to ten years from the date of grant. Vesting of options is determined at the time of grant and ranges from immediate to five years. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 2005, the Company implemented the 2004 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 200,000 stock options or restricted stock (limited to 50,000 shares) to employees, officers and directors of the Company. Options granted under the 2004 Stock Based Incentive Plan will have a term of up to ten years from the date of grant and vesting of grants will be determined at the time of grant. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 2011, the Company implemented the 2011 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 250,000 stock options or restricted stock (limited to 100,000 shares) to employees, officers and directors of the Company. Options granted under the 2011 Stock Based Incentive Plan will have a term of up to ten years from the date of grant and vesting of grants will be determined at the time of grant. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

The share-based awards granted under the aforementioned Plans have similar characteristics, except that some awards have been granted in options and certain awards have been granted in restricted stock. Therefore, the following disclosures have been disaggregated for the stock option and restricted stock awards of the Plans due to their dissimilar characteristics.

Stock Options

The fair market value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. The Company granted 50,220 stock options for the year ended September 30, 2012 with a weighted average fair value of $5.05 per option. The Company granted 46,240 stock options for the year ended September 30, 2011 with an average fair value of $4.68 per option. The Company granted 39,920 stock options for the year ended September 30, 2010 with an average fair value of $4.23 per option.

The risk-free interest rate is based upon a U.S. Treasury instrument with a life that is similar to the expected life of the option grant. Expected volatility is based upon the historical volatility of the Company based upon the previous 6 years trading history. The expected term of the options is based upon the average life of previously issued stock options. The expected dividend yield is based upon current yield on date of grant. No post-vesting restrictions exist for these options. The following table illustrates the assumptions for the Black-Scholes model used in determining the fair value of options granted to employees in the years ended September 30, 2012 and 2011.

	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010

Dividend yield	3.72%	4.29%	4.63%
Risk-free interest rate	1.12%	2.15%	2.25%
Volatility	22.54%	23.00%	24.00%
Expected Life	6 years	6 years	6 years

A summary of option activity under the stock option plans as of September 30, 2012, and changes during the year ended September 30, 2012 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at September 30, 2011	310,131	$34.28	5.6 years		$186
Exercised	(43,756)	26.60
Forfeited	(10,698)	35.82
Granted	50,220	$39.67		$
Outstanding at September 30, 2012	305,897	$36.17	6.01 years		$1,365
Exercisable at September 30, 2012	165,131	$36.05	4.10 years		$762

For the years ended September 30, 2012, 2011 and 2010 respectively, the intrinsic value of options exercised was approximately $484, $257 and $13. The fair value of options vested during the years ended 2012, 2011 and 2010 was approximately $518, $333 and $102, respectively.

Net cash received from options exercised under all share-based payment arrangements for year ended September 30, 2012 was approximately $1,023. The actual tax benefit in stockholders’ equity realized for the tax deductions from option exercise of the share-based payment arrangements and the tax effect of restricted stock vesting totaled $29 for the year ended September 30, 2012.

As of September 30, 2012, there was $667 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. That cost is expected to be recognized over a weighted-average period of 2.37 years.

Stock Awards

A summary of the status of the Company’s non-vested stock awards as of September 30, 2012, and changes during the year then ended is presented below:

	Shares	Weighted Average Grant Date Fair Value

Non-vested – September 30, 2011	28,285	$32.31
Granted	16,068	$32.41
Forfeited	(2,412)	$33.56
Vested	(13,871)	$33.00
Non-vested – September 30, 2012	28,070	$31.92

The fair value of restricted stock vested and the fair value of shares vested as direct compensation for the years ended September 30, 2012, 2011 and 2010, respectively was $458, $139 and $172.

As of September 30, 2012, there was $604 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock award plans. That cost is expected to be recognized over a weighted-average period of 1.97 years.

The Company funds the option shares and restricted stock from authorized, but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Company policy does allow option holders to exercise options with seasoned shares.